Schedule II - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule II - Financial Information of Parent
ING U.S., Inc.
Schedule II

Financial Information of Parent
Balance Sheets
(In millions, except share data)

	As of December 31,
	2012	2011
Assets
Investments:
Equity securities, available-for-sale, at fair value (cost of $52.4 at 2012 and $65.6 at 2011)	$63.9	$69.4
Derivatives	117.7	137.1
Investments in subsidiaries	15,715.1	14,867.0
Total investments	15,896.7	15,073.5
Cash and cash equivalents	357.5	1.3
Loans to subsidiaries	77.0	179.4
Due from subsidiaries	16.5	6.3
Current income taxes	221.1	—
Deferred income taxes	127.4	263.0
Other assets	35.8	55.7
Total assets	$16,732.0	$15,579.2

Liabilities and Shareholder's Equity
Short-term debt	$886.1	$2,911.0
Long-term debt	1,824.6	—
Derivatives	59.3	71.5
Due to affiliates	23.1	16.2
Current income taxes	—	214.0
Other liabilities	64.0	12.6
Total liabilities	2,857.1	3,225.3

Shareholder's equity:
Common stock (900,000,000 shares authorized, 230,079,120 issued and 230,000,000 outstanding, net of 79,120 of Treasury Shares; $0.01 par value per share)	2.3	2.3
Additional paid-in capital	22,917.6	22,865.2
Accumulated other comprehensive income	3,710.7	2,595.0
Retained earnings (deficit):
Appropriated	6.4	126.5
Unappropriated	(12,762.1)	(13,235.1)
Total ING U.S., Inc. shareholder's equity	13,874.9	12,353.9
Total liabilities and shareholder's equity	$16,732.0	$15,579.2

The accompanying notes are an integral part of this Financial Information.
ING U.S., Inc.
Schedule II

Financial Information of Parent
Statements of Operations
(In millions)

	Year Ended December 31,
	2012	2011	2010
Revenues:
Net investment income	$2.4	$10.9	$19.7
Net realized capital losses	—	(42.2)	(155.8)
Credit facility fees	5.4	4.6	5.4
Other income	7.1	15.1	13.8
Total revenues	14.9	(11.6)	(116.9)

Expenses:
Interest expense	74.1	61.7	249.0
Other expense	30.5	11.9	11.9
Total expenses	104.6	73.6	260.9
Loss before income taxes and equity in earnings of subsidiaries	(89.7)	(85.2)	(377.8)
Income tax (benefit) expense	(349.4)	363.0	151.0
Net income (loss) before equity in earnings of subsidiaries	259.7	(448.2)	(528.8)
Equity in earnings of subsidiaries	213.3	360.1	405.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	$473.0	$(88.1)	$(122.9)

The accompanying notes are an integral part of this Financial Information.

Financial Information of Parent
Statements of Comprehensive Income
(In millions)

	Year Ended December 31,
	2012	2011	2010
Net income (loss) available to ING U.S., Inc.'s common shareholder	$473.0	$(88.1)	$(122.9)
Other comprehensive income, after tax	1,115.7	1,621.7	2,316.2
Comprehensive income attributable to ING U.S., Inc.'s common shareholder	$1,588.7	$1,533.6	$2,193.3

The accompanying notes are an integral part of this Financial Information.
ING U.S., Inc.
Schedule II

Financial Information of Parent
Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2012	2011	2010
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	$473.0	$(88.1)	$(122.9)
Adjustments to reconcile net income(loss) available to ING U.S., Inc.'s common shareholder to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(213.3)	(360.1)	(405.9)
Provision for deferred income taxes	135.6	48.0	1,164.0
Loss on conversion of debt to equity	—	—	108.3
Realized investment losses, net	—	42.2	155.8
Change in:
Receivable and asset accruals	(162.4)	295.1	(295.0)
Due from subsidiaries	(10.2)	2.9	27.0
Due to subsidiaries	(0.8)	(2.3)	(30.6)
Other payables and accruals	(162.2)	196.7	(89.1)
Net cash provided by operating activities	59.7	134.4	511.6

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of
equity securities, available-for-sale	27.2	21.2	37.0
Acquisition of equity securities, available-for-sale	(14.0)	(12.5)	(24.0)
Cash received on interest rate swaps	—	13.9	54.7
Cash paid on interest rate swaps	—	(424.3)	(252.7)
Short-term intercompany loans issued to subsidiaries with maturities more than three months	—	13.9	43.2
Net maturity of intercompany loans to subsidiaries	102.3	856.3	482.8
Return of capital contributions from subsidiaries	813.0	200.0	688.1
Capital contributions to subsidiaries	(400.0)	(377.0)	(1,597.0)
Collateral received (delivered), net	7.2	(2.5)	(75.8)
Loan issued to third party	—	—	(50.0)
Net cash provided by (used in) investing activities	535.7	289.0	(693.7)

The accompanying notes are an integral part of this Financial Information.

ING U.S., Inc. Schedule II Financial Information of Parent Statements of Cash Flows (Continued) (In millions)

	Year Ended December 31,
	2012	2011	2010
Cash Flows from Financing Activities:
Short-term debt, net	(309.1)	(359.0)	(121.1)
Proceeds from issuance of long-term debt	3,048.5	548.5	265.1
Repayment of long-term debt	(902.5)	(573.8)	(319.9)
Debt issuance costs	(38.8)	—	—
Net (repayments of) proceeds from loans to subsidiaries	(2,037.3)	(40.8)	(15.4)
Contributions of capital from ING V	—	—	374.5
Net cash (used in) provided by financing activities	(239.2)	(425.1)	183.2
Net increase (decrease) in cash and cash equivalents	356.2	(1.7)	1.1
Cash and cash equivalents, beginning of year	1.3	3.0	1.9
Cash and cash equivalents, end of year	$357.5	$1.3	$3.0

Supplemental cash flow information:
Interest paid	$33.4	$52.6	$149.0

Non-cash financing activity:
Debt extinguishment	$—	$3,979.7	$3,000.0
Capital contribution	—	3,979.7	3,108.3

The accompanying notes are an integral part of this Financial Information.
1.    Basis of Presentation

The financial information of ING U.S., Inc. should be read in conjunction with the consolidated financial statements of ING U.S., Inc. and its subsidiaries (collectively the "Company") and the notes thereto (the “Consolidated Financial Statements”). ING U.S., Inc. is a wholly owned subsidiary of ING Insurance International B.V., which is a wholly owned subsidiary of ING Verzekeringen N.V. (“ING V”), which is a wholly owned subsidiary of ING Insurance Topholding N.V., which is a wholly owned subsidiary of ING Groep N.V. (“ING”), the ultimate parent company. ING is a global financial services holding company based in The Netherlands.

The accompanying financial information reflects the results of operations, financial position and cash flows for ING U.S., Inc. The financial information is in conformity with accounting principles generally accepted in the United States and require management to adopt accounting policies and make certain estimates and assumptions. Investments in subsidiaries are accounted for using the equity method of accounting.

2.    Loans to Subsidiaries

ING U.S., Inc. maintains reciprocal loan agreements with subsidiaries to facilitate unanticipated short-term cash requirements that arise in the ordinary course of business.  Under these loan agreements, the limitations on borrowing are based on the nature of the subsidiary's operations. For reciprocal loan agreements with insurance companies, the amounts that either party may borrow from the other under the agreement vary, depending on the state of domicile, and are equal to 2%-5% of the insurance subsidiary’s statutory net admitted assets, excluding separate accounts, as of the preceding December 31.  For reciprocal loan agreements with non-insurance subsidiaries, the limits vary and are set by management based on an assessment of the financial position of the subsidiary. Interest on any borrowing by a subsidiary is charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%.  Borrowings by ING Alternative Asset Management LLC ("IAAM") occur to enable IAAM to make capital contributions to the ING Multi-Strategy Opportunity Fund LLC ("the fund"), the fund that it manages. The applicable variable interest rate is equal to the rate of return on capital invested in the fund, which may be negative over any given period.

Subsidiaries	Rate	Maturity Date	2012	2011
ING Alternative Asset Management LLC	-10.34%	6/28/2013	$6.4	$7.9
ING Financial Products Company, Inc.	0.81%	1/3/2012	—	1.0
ING Financial Products Company, Inc.	1.03%	1/3/2012	—	24.0
ING Financial Products Company, Inc.	1.03%	1/4/2012	—	23.0
ING Financial Products Company, Inc.	1.03%	1/6/2012	—	32.0
ING Institutional Plan Services, LLC	1.18%	1/3/2012	—	4.0
ING Institutional Plan Services, LLC	1.18%	1/4/2012	—	4.0
ING Institutional Plan Services, LLC	1.18%	1/12/2012	—	10.0
ING Institutional Plan Services, LLC	1.18%	1/13/2012	—	20.0
ING Institutional Plan Services, LLC	1.02%	1/3/2013	8.0	—
ING Institutional Plan Services, LLC	1.12%	1/14/2013	4.0	—
ING North America Insurance Corporation	0.90%	1/3/2012	—	23.5
ING North America Insurance Corporation	0.90%	1/2/2013	53.6	—
ING Payroll Management, Inc.	0.90%	1/3/2012	—	6.0
Security Life of Denver International Limited	1.18%	1/6/2012	—	6.0
Security Life of Denver International Limited	1.18%	1/13/2012	—	18.0
Security Life of Denver International Limited	1.12%	1/7/2013	5.0	—
Total			$77.0	$179.4

Interest income earned on loans to subsidiaries of $1.1, $8.1 and $16.1 for the years ended December 31, 2012, 2011 and 2010, respectively, is included in net investment income.

3.    Derivatives

As of December 31, 2012 and 2011, ING U.S., Inc.'s Derivatives are comprised primarily of total return swaps and include $23.3 and $30.6, respectively, of collateral delivered, representing posted collateral in support of intercompany total return swaps. The posted collateral in support of intercompany total return swaps is a contractual obligation subject to adjustment for changes in ratings and market performance of portfolio assets.

4.    Financing Agreements

Short-term Debt

The following table summarizes ING U.S., Inc.'s short-term debt and the related weighted average interest rate on short-term borrowings at December 31, 2012 and 2011:

			Weighted Average Rate
	2012	2011	2012	2011
Commercial paper	$192.0	$554.6	1.22%	1.19%
Inter-company financing - subsidiaries	319.1	2,356.4	0.19%	0.30%
Current portion of long-term debt	375.0	—	2.21%	—%
Total	$886.1	$2,911.0

Commercial Paper

ING U.S., Inc. has a commercial paper program with an authorized capacity of $3.0 billion. ING U.S., Inc. commercial paper borrowings have been generally used to fund the working capital needs of the Company and provide short-term liquidity.

Inter-company financing

Under the reciprocal loan agreements with subsidiaries, interest on any borrowing by ING U.S., Inc. from a subsidiary is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Long-term Debt

The following table summarizes ING U.S., Inc.'s long-term debt securities at December 31, 2012 and 2011:

	Interest Rate	Maturity	2012	2011
2.21% Syndicated Bank Term Loan, due 2014	2.21%	4/20/2014	$1,350.0	$—
5.5% Senior Notes, due 2022	5.50%	7/15/2022	849.6	—
Subtotal			2,199.6	—
Less: Current portion of long-term debt			375.0	—
Total			$1,824.6	$—

As of December 31, 2012 and 2011, ING U.S., Inc. was in compliance with all debt covenants related to the borrowings in the table above.
Aggregate amounts of future principal payments of long-term debt for the next five years and thereafter are as follows:

2013(1)	$—
2014	975.0
2015	—
2016	—
2017	—
Thereafter	850.0
Total	$1,825.0
(1) Excludes current portion of long-term debt.

Credit Facilities

ING U.S., Inc. maintains credit facilities used primarily for collateral required under affiliated reinsurance transactions and also for general corporate purposes. Unsecured and uncommitted credit facilities totaled $1.9 billion and unsecured and committed facilities totaled $8.1 billion. ING U.S., Inc. additionally has approximately $10.0 of secured facilities. Of the aggregate $10.0 billion capacity available, ING U.S., Inc. utilized $5.6 billion in credit facilities outstanding as of December 31, 2012. Total fees associated with credit facilities in 2012, 2011 and 2010 totaled $166.4, $103.2 and $93.5, respectively.

Guarantees

As of December 31, 2012, ING U.S., Inc. guaranteed $50.0 in notes issued by Silver Cup V, L.P., a special purpose entity wholly owned by Pomona (which is wholly owned by ING U.S., Inc.), to ING U.S. Inc.'s subsidiary life insurance companies ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, Security Life of Denver Insurance Company, Midwestern United Life Insurance Company and ReliaStar Life Insurance Company of New York.

ING U.S., Inc. provides an indemnification of a limited nature, effective on December 19, 2011, in connection with an $825.0 securities lending agreement between the KCL Master Trust ("Master Trust") and ING Bank, N.V. (“ING Bank”). In the event of default on the securities lending agreement by the Master Trust, ING U.S., Inc. is required to indemnify ING Bank for the outstanding obligations of the Master Trust. This agreement and the related indemnification were entered into to obtain collateral to support the Company's reinsurance obligations and are effective for the duration that the collateral remains outstanding. This agreement expires on December 31, 2013.

ING U.S., Inc. provides various indemnifications of securities lending agreements between the Master Trust and third-party banks. In the event of default on the securities lending agreements by the Master Trust, ING U.S., Inc. is required to indemnify the third-party banks for the outstanding obligations of the Master Trust. These agreements and the related indemnifications amounted to $400.0, $750.0, $750.0, and $500.0 effective January 26, 2011, August 19, 2011, November 9, 2011, and December 27, 2012, respectively, and were entered into to obtain collateral to support the Company's reinsurance obligations and are effective for the duration that the collateral remains outstanding. The $400.0 transaction was not renewed in 2012, and ING U.S., Inc.'s indemnification terminated on January 26, 2012.

ING U.S., Inc. entered into a Reimbursement Agreement on September 6, 2012 with a third party which provides a Trust Note as collateral for reinsurance for its subsidiary, Roaring River III, LLC. As of inception, the Reimbursement Agreement requires ING U.S., Inc. to cause $165.0 of capital to be maintained in Roaring River III Holding LLC, the intermediate holding company of Roaring River III, and $60.0 of capital to be maintained in Roaring River III LLC for a total of $225.0. This amount will vary over time based on a percentage of in force.

ING U.S., Inc. entered into surplus maintenance agreements with Whisperingwind I, Whisperingwind II and Whisperingwind III, captive insurance subsidiaries subject to regulation by the South Carolina Department of Insurance, on September 30, 2010, November 1, 2007 and June 28, 2007, respectively. The Whisperingwind I agreement was entered into in conjunction with a LOC provided by the subsidiary as part of a reinsurance transaction whereby ING U.S., Inc. agreed to cause Whisperingwind I to maintain Total Adjusted Capital of the greater of 100% Authorized Control Level Risk Based Capital or $250.0 thousand plus the present value of certain facility fees. This facility has been replaced with a portion of the funding provided by a reimbursement agreement entered into with a third-party bank on September 6, 2012. The Whisperingwind II and Whisperingwind III agreements were entered into in conjunction with the issuance of surplus notes by the respective subsidiary as part of reinsurance transactions whereby ING U.S., Inc. agreed to cause Whisperingwind II and Whisperingwind III to maintain Adjusted Capital and Surplus at 200% of its Company Action Level Risk Based Capital. Effective October 1, 2012, ReliaStar Life Insurance Company novated the reinsurance ceded to Whisperingwind II to a third party reinsurer which replaced $359.3 of surplus notes with $364.0 of trust assets at fair value for reserve credit as of December 31, 2012 and was repaid on January 3, 2013.

ING U.S., Inc. entered into a surplus maintenance agreement with Roaring River II, a captive insurance subsidiary subject to regulation by the Missouri Department of Insurance, on December 31, 2010, in conjunction with a LOC provided by the subsidiary as part of a reinsurance transaction whereby ING U.S., Inc. agrees to cause Roaring River II to maintain Adjusted Capital and Surplus at 250% of its Company Action Level Risk Based Capital. The Roaring River II agreement includes a provision for capital contributions to be made in the event certain expense thresholds are exceeded by Roaring River II.

These surplus maintenance agreements are effective for the duration of the in-force policies subject to the related reinsurance transactions. Maximum potential obligations are not specified in the agreements and therefore, it is not possible to determine the maximum potential amounts due under these guarantees.

ING V issued a $500.0 loan to Lion Connecticut Holdings Inc. on August 9, 2007. This loan has interest rate at LIBOR plus .05% and matures on April 29, 2016. Upon issuance of this loan, ING U.S., Inc. entered into an agreement in which it guaranteed all obligations under the loan agreement to ING V.

Lion Connecticut Holdings Inc. issued $50.0 of Trust Originated Preferred Securities (“ToPR”) on April 3, 1997. As of December 31, 2012, a total par value amount of $13.0 remains outstanding. These securities have a fixed interest rate of 8.424% and mature on April 1, 2027. On January 27, 2003, ING U.S., Inc. entered into an agreement in which it guaranteed the full payment when due of all obligations under ToPR. Under the same guarantee agreement, ING U.S., Inc. also unconditionally guarantees the payment of any principal or interest due in respect of Lion Connecticut Holdings notes. As of December 31, 2012, ING U.S. Inc. guaranteed the outstanding Debentures of Lion Connecticut Holdings for $138.7 par amount of 6.75% Debentures due September 15, 2013, $163.0 par amount of 7.25% Debentures due August 15, 2023, $235.1 par amount of 7.63% Debentures due August 15, 2026 and $108.0 par amount of 6.97% Debentures due August 15, 2036 (collectively, the “Aetna Notes”), all of which were issued by a predecessor of Lion Connecticut Holdings and assumed in connection with the acquisition of Aetna's life insurance and related businesses.

Lion Connecticut Holdings Inc. entered into a Capital Assurance Agreement with ING National Trust effective May 23, 2007. ING National Trust is required to maintain a minimum capital level of $2.0 to comply with Office of the Comptroller of the Currency (“OCC”) capital and liquidity requirements. Pursuant to the Capital Assurance Agreement, if at any time ING National Trust's capital level falls below the minimum capital requirement, Lion Connecticut Holdings agrees to contribute capital up to the minimum capital requirement. This agreement is effective until terminated upon mutual agreement of ING National Trust and Lion Connecticut Holdings Inc. The maximum potential obligation is not specified or applicable.   Since these obligations are not subject to limitations, it is not possible to determine the maximum potential amount due under these guarantees. Additionally, should Lion Connecticut Holdings Inc. be unable to contribute capital under the Agreement, ING U.S., Inc. has agreed to perform such duties.

Effective February 25, 2000, ING U.S., Inc. entered into a Corporate Guarantee Agreement with a third party ceding insurer where ING U.S., Inc. guarantees the reinsurance obligations of Security Life of Denver Insurance Company assumed under a reinsurance agreement with the third party cedent. The maximum potential obligation is not specified or applicable. Since these obligations are not subject to limitations, it is not possible to determine the maximum potential amount due under these guarantees.

There were no assets or liabilities recognized by ING U.S., Inc. as of December 31, 2012 and 2011 in relation to these intercompany indemnifications and support agreements. As of December 31, 2012 and 2011, no circumstances existed in which ING U.S., Inc. was required to currently perform under these indemnifications and support agreements.

5.    Return of Capital

For the years ended December 31, 2012, 2011 and 2010, ING U.S., Inc. received returns of capital from the following subsidiaries:

	2012	2011	2010
Lion Connecticut Holdings Inc.	$733.0	$—	$688.1
Security Life of Denver Insurance Company	80.0	200.0	—
Total	$813.0	$200.0	$688.1

6.    Income Taxes

As of December 31, 2012, and 2011, ING U.S., Inc. held deferred tax assets of $127.4 and $263.0, respectively, related to carryforwards which have not been realized by its subsidiaries but have been reimbursed to the subsidiaries by ING U.S., Inc. pursuant to the tax allocation agreement. These deferred tax assets were primarily comprised of payments associated with federal net operating loss, state net operating loss, federal tax capital loss, and credit carryforwards.

Valuation allowances have been applied to these deferred tax assets as of December 31, 2012 and 2011 at the subsidiary level. Character, amount, and estimated expiration date of the carryforwards and the related allowances are disclosed in the Income Taxes note to the Consolidated Financial Statements.

Tax Sharing Agreement

The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. For 2012 and prior years, the federal tax sharing agreement requires ING U.S., Inc. to pay its subsidiaries for the tax benefits of ordinary and capital losses as they are incurred, and in turn requires its subsidiaries to pay ING U.S., Inc. for the taxes payable on their ordinary income and capital gains. Under the agreement, ING U.S., Inc. is required to make payments even if losses do not offset other subsidiaries' ordinary income or capital gains. Effective January 1, 2013, the parties have entered into a new federal tax sharing agreement which provides that for 2013 and subsequent years, ING U.S., Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

ING U.S., Inc. has also entered into a state tax sharing agreement with each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which ING U.S., Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

7.    Subsequent Events

On February 11, 2013, ING U.S., Inc. issued $1.0 billion of unsecured 2.9% Senior Notes due 2018 in a private placement with registration rights (the “2018 Notes”). The 2018 Notes are guaranteed by Lion Connecticut Holdings Inc. Interest is payable semi-annually on each February 15 and August 15, commencing on August 15, 2013. ING Financial Markets, LLC, an affiliate, served as Joint Book Running Manager and was paid $0.3 for its services. Concurrently, as a result of the issuance of the 2018 Notes, the revolving credit borrowings sublimit of the Revolving Credit Agreement was reduced by 50% of the issuance to a minimum of $750.0.

During February 2013, ING U.S., Inc. made payments totaling $850.0 on the Syndicated Bank Term Loan from the proceeds of the 2018 Notes. ING U.S., Inc. will use the remaining proceeds of the 2018 Notes for general corporate purposes including retirement of outstanding commercial paper.

Stock Split

On April 10, 2013, the Board of Directors authorized the total number of shares of all classes of stock which the Company has the authority to issue to be 1,000,000,000, of which 900,000,000 shares, par value $0.01 per share, shall be designated as common stock and 100,000,000 shares, par value $0.01 per share, shall be designated as preferred stock. In addition, the Company’s Board of Directors authorized a 2,295.248835-for-1 stock split of the Company’s common stock. These actions were subsequently approved by the Company’s sole shareholder on April 10, 2013, and effected on April 11, 2013. The accompanying Financial Information of Parent and Notes to Condensed Financial Information of Parent give retroactive effect to the stock split for all periods presented. There are no preferred shares issued and outstanding.